Employee benefit plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	5.72%	5.25%	5.61%
Expected rate of return on plan assets	6.56%	6.75%	6.75%
Cash balance interest crediting rate	4.00%	4.00%	4.00%
Components of net periodic benefit (credit) cost:
Service cost	$ 0	$ 0	$ 0
Interest cost	185	182	190
Expected return on assets	(362)	(381)	(380)
Amortization of:
Prior service (credit)	0	0	0
Net actuarial loss (gain)	31	25	8
Settlement loss (gain)	0	0	1
Curtailment (gain)	0	0	0
Net periodic benefit (credit) cost	$ (146)	$ (174)	$ (181)
Pensions | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	5.15%	4.44%	4.62%
Expected rate of return on plan assets	5.46%	5.64%	6.38%
Rate of compensation increase	3.83%	3.74%	3.72%
Components of net periodic benefit (credit) cost:
Service cost	$ 11	$ 11	$ 10
Interest cost	41	39	36
Expected return on assets	(76)	(80)	(89)
Amortization of:
Prior service (credit)	0	0	0
Net actuarial loss (gain)	(4)	(4)	(14)
Settlement loss (gain)	0	0	(1)
Curtailment (gain)	(2)	0	(1)
Net periodic benefit (credit) cost	$ (30)	$ (34)	$ (59)
Healthcare Benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	5.72%	5.25%	5.61%
Expected rate of return on plan assets	6.56%	6.75%	6.75%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit (credit) cost:
Service cost	$ 0	$ 0	$ 1
Interest cost	6	5	5
Expected return on assets	(10)	(10)	(9)
Amortization of:
Prior service (credit)	0	(6)	(7)
Net actuarial loss (gain)	4	(1)	(5)
Settlement loss (gain)	0	0	0
Curtailment (gain)	0	0	0
Net periodic benefit (credit) cost	$ 0	$ (12)	$ (15)